COMPANY'S OPERATIONS - Interim dividends (Details) R$ / shares in Units, R$ in Thousands	Dec. 10, 2025 BRL (R$) R$ / shares
Company´s Operations [Abstract]
Interim dividends declared | R$	R$ 1,380,000
Interim dividends declared, per share (in RS per share) | R$ / shares	R$ 1,116.58725000